Post-Employment and Other Long-Term Employees Benefits - Pension Plan Asset Allocation (Detail)	Dec. 31, 2013	Dec. 31, 2012
Allocation of pension plan assets	100.00%	100.00%
Equity Securities [Member]
Allocation of pension plan assets	43.00%	37.00%
Bonds Securities Remunerating Interest [Member]
Allocation of pension plan assets	30.00%	31.00%
Real Estate [Member]
Allocation of pension plan assets	2.00%	2.00%
Other [Member]
Allocation of pension plan assets	25.00%	30.00%